Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Total debt	$ 3,798.1		$ 3,159.4
Less: current portion	(504.7)		(269.3)
Total long-term debt	3,293.4		2,890.1
Senior Secured Credit Facility Term Loans
Debt Instrument [Line Items]
Total debt	1,235.5		1,001.6
8% Senior Notes Due 2016
Debt Instrument [Line Items]
Total debt	295.7	[1]	294.6	[1]
Interest rate of debt instrument	8.00%		8.00%
Debt instrument maturity year	2016		2016
6 1/8% Senior Notes Due 2022
Debt Instrument [Line Items]
Total debt	300.0	[1]	300.0	[1]
Interest rate of debt instrument	6.125%		6.125%
Debt instrument maturity year	2022		2022
7 1/2% Senior Subordinated Notes Due 2017
Debt Instrument [Line Items]
Total debt	655.3	[2]	656.5	[2]
Interest rate of debt instrument	7.50%		7.50%
Debt instrument maturity year	2017		2017
7 1/2% Senior Subordinated Notes Due 2020
Debt Instrument [Line Items]
Total debt	468.4	[2]	464.0	[2]
Interest rate of debt instrument	7.50%		7.50%
Debt instrument maturity year	2020		2020
1 7/8% Senior Subordinated Convertible Notes due 2018
Debt Instrument [Line Items]
Total debt	420.9
Interest rate of debt instrument	1.875%		1.875%
Debt instrument maturity year	2018		2018
Securitization Facility
Debt Instrument [Line Items]
Total debt	383.8		300.0
2% Subordinated Note
Debt Instrument [Line Items]
Total debt			99.7
Interest rate of debt instrument	2.00%		2.00%
Debt instrument maturity year	2012		2012
Non-U.S. Borrowings
Debt Instrument [Line Items]
Total debt	31.8		35.6
Other
Debt Instrument [Line Items]
Total debt	$ 6.7		$ 7.4

[1]	Collectively, the "Senior Notes."
[2]	Collectively, the "Senior Subordinated Notes."